Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ 110,274	$ 99,317	$ 77,227
Adjustments to reconcile net income to net cash provided by operatings:
Depreciation and amortization	33,499	30,601	29,342
Provision for uncollectible accounts receivable	14,247	13,173	10,907
Noncash long-term incentive compensation	6,644	2,569	1,301
Provision/(benefit) for deferred income taxes (Note 11)	6,325	6,978	(6,988)
Stock option expense	5,445	4,802	6,042
Amortization of restricted stock awards	2,107	2,471	3,046
Directors' stock awards	540	480	480
Amortization of debt issuance costs	523	826	1,751
Amortization of discount on convertible notes		3,392	8,674
Changes in operating assets and liabilities, excluding amounts acquired in business combinations:
Decrease/(increase) in accounts receivable	4,132	(45,785)	(9,009)
Decrease/(increase) in inventories	(142)	535	355
Decrease/(increase) in prepaid expenses	(1,290)	6,362	(6,317)
Increase/(decrease) in accounts payable and other current liabilities	476	(26,304)	39,860
Increase/(decrease) in income taxes	344	11,279	(2,461)
Increase in other assets	(47)	(4,769)	(6,507)
Increase in other liabilities	1,320	8,484	6,713
Excess tax benefit on share-based compensation	(14,042)	(5,172)	(3,982)
Other sources	1,145	1,040	413
Net cash provided by operating activities	171,500	110,279	150,847
Cash Flows from Investing Activities
Capital expenditures	(44,135)	(43,571)	(29,324)
Business combinations, net of cash acquired (Note 7)	(6,614)	(250)	(2,257)
Other sources	432	294	235
Net cash used by investing activities	(50,317)	(43,527)	(31,346)
Cash Flows from Financing Activities
Payments on revolving line of credit	(153,200)	(336,350)
Proceeds from revolving line of credit	103,200	386,350
Purchases of treasury stock	(59,323)	(110,019)	(92,911)
Capital stock surrendered to pay taxes on stock-based compensation	(15,734)	(7,524)	(5,348)
Dividends paid	(15,605)	(14,255)	(14,148)
Proceeds from exercise of stock options (Note 4)	15,424	23,910	17,122
Excess tax benefit on stock-based compensation	14,042	5,172	3,982
Payments on other long-term debt	(6,250)	(189,456)
Increase/(decrease) in cash overdraft payable	(1,177)	9,714	(11,415)
Proceeds from other long-term debt		100,000
Retirement of warrants		(2,648)
Debt issuance costs		(914)	(1,108)
Other uses	(1,965)	(1,018)	(788)
Net cash used by financing activities	(120,588)	(137,038)	(104,614)
Increase/(decrease) in cash and cash equivalents	595	(70,286)	14,887
Cash and cash equivalents at beginning of year	14,132	84,418	69,531
Cash and cash equivalents at end of year	$ 14,727	$ 14,132	$ 84,418